CONSOLIDATED STATEMENT OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (Parenthetical) R in Millions	12 Months Ended
Jun. 30, 2025 ZAR (R)
Disclosure of analysis of single amount of discontinued operations [line items]
Profit for the year	R 2,242.7 [1]
Loss attributable to NCI	(1.0)
Disposal groups classified as held for sale | Stellar
Disclosure of analysis of single amount of discontinued operations [line items]
Profit for the year	(2.1)
Loss attributable to NCI	R (1.0)

[1]
[1]Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss, R1 million is attributable to non-controlling interest ("NCI").